RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses related to other receivables at beginning of period	$ (621)	$ (137)
Acquisitions	(23,931)
Additional provisions in the period	(1,415)	(304)
Recoveries of amounts previously reserved		761
Write-offs	503	5
Balance sheet reclassifications	316	(138)
Foreign exchange impact	196	(47)
Allowance for expected credit losses related to other receivables at end of period	$ (24,191)	$ (621)